OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 6,152	€ 4,883	€ 5,907
P&ARP
Disclosure of operating segments [line items]
Revenue	3,688	2,725	3,139
A&T
Disclosure of operating segments [line items]
Revenue	1,102	1,002	1,420
AS&I
Disclosure of operating segments [line items]
Revenue	1,362	1,156	1,348
Segment revenue
Disclosure of operating segments [line items]
Revenue	6,223	4,926	5,962
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	3,698	2,734	3,149
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	1,142	1,025	1,462
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	1,383	1,167	1,351
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(71)	(43)	(55)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(10)	(9)	(10)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(40)	(23)	(42)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	€ (21)	€ (11)	€ (3)